Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Principal Amount	Fair Value
CORPORATE BONDS - 12.32%
Agriculture - 2.80%

Altria Group, Inc., 4.250%, 08/09/2042	$10,614,000	$8,192,474
BAT Capital Corp., 3.734%, 09/25/2040	3,000,000	2,134,682
		10,327,156

Banks - 1.32%

Credit Suisse AG, 0.000% (Variable Rate), 07/31/2030(a)	10,000	7,023
Credit Suisse AG, 0.000% (Variable Rate), 10/30/2030(a)	420,000	241,757
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(a)	25,000	16,505
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(a)	80,000	51,978
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(a)	80,000	51,510
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(a)	428,000	255,714
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(a)	266,000	152,044
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(a)	478,000	278,407
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(a)	276,000	153,824
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(a)	26,000	15,463
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(a)	66,000	39,071
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(a)	89,000	51,022
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(a)	460,000	258,273
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(a)	25,000	14,754
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(a)	161,000	88,286
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(a)	10,000	5,478
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(a)	231,000	124,825
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(a)	88,000	47,904
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(a)	32,000	16,913
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	103,000	54,742
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	181,000	102,060
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(a)	357,000	188,498
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(a)	231,000	134,028
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(a)	25,000	13,209
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(a)	69,000	40,805
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(a)	175,000	91,855
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(a)	36,000	19,472
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(a)	527,000	285,482
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(a)	114,000	65,165
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(a)	61,000	37,751
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(a)	10,000	5,777
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(a)	40,000	24,575
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(a)	2,289,000	1,283,468
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(a)	40,000	22,487
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(a)	103,000	56,600
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(a)	224,000	118,561
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(a)	747,000	377,269
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(a)	40,000	21,503
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(a)	25,000	13,196
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(a)	58,000	30,964
		4,858,218

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Principal Amount	Fair Value
Commercial Services - 2.84%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(b)	$6,195,000	$5,792,325
RR Donnelley & Sons Co., 8.250%, 07/01/2027(b)	935,000	955,748
RR Donnelley & Sons Co., 9.750%, 07/31/2028(b)	3,628,000	3,646,140
RR Donnelley & Sons Co., 6.625%, 04/15/2029(b)	106,000	104,410
		10,498,623
Diversified Financial Services - 0.75%

Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/2028(b)	1,419,000	1,291,290
PennyMac Financial Services, Inc., 5.375%, 10/15/2025(b)	479,000	459,241
PennyMac Financial Services, Inc., 5.750%, 09/15/2031(b)	666,000	563,603
PRA Group, Inc., 8.375%, 02/01/2028(b)	500,000	458,750
		2,772,884
Internet - 0.68%

Uber Technologies, Inc., 6.250%, 01/15/2028(b)	2,500,000	2,496,875
		2,496,875
Iron/Steel - 0.24%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	869,000
		869,000
Media - 0.95%

Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,312,542
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026(b)(c)	4,000,000	130,000
Liberty Interactive LLC, 8.250%, 02/01/2030	157,000	58,875
		3,501,417
Oil & Gas Producers - 0.28%

Earthstone Energy Holdings LLC, 9.875%, 07/15/2031(b)	1,000,000	1,031,875
		1,031,875
Real Estate - 2.38%

China Evergrande Group, 8.250%, 03/23/2022(c)	13,307,000	665,350
China Evergrande Group, 9.500%, 04/11/2022(c)	2,253,000	112,650
China Evergrande Group, 11.500%, 01/22/2023(c)	6,500,000	325,000
China Evergrande Group, 10.000%, 04/11/2023(c)	7,018,000	350,900
China Evergrande Group, 7.500%, 06/28/2023(c)	15,065,000	753,250
China Evergrande Group, 12.000%, 01/22/2024(c)	1,800,000	90,000
China Evergrande Group, 9.500%, 03/29/2024(c)	10,811,000	540,550
China Evergrande Group, 10.500%, 04/11/2024(c)	17,000,000	850,000
China Evergrande Group, 8.750%, 06/28/2025(c)	102,308,000	5,115,400
		8,803,100

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Principal Amount	Fair Value
Software - 0.08%

RRD Parent, Inc., 10.000%, 10/15/2031(b)(d)	$185,107	$313,393
		313,393
TOTAL CORPORATE BONDS		45,472,541
(Cost $59,714,020)

	Principal Amount	Fair Value
SENIOR LOANS - 6.85%
Chemicals - 0.02%

CPC Acquisition Corp., Second Lien Initial Term Loan, 3M SOFR + 7.75%, 12/29/2028	175,000	79,041
		79,041
Commercial Services - 5.69%

GEO Group, Inc., First Lien Term Loan, 1M SOFR + 7.125%, 03/23/2027	9,986,943	10,166,109
R.R. Donnelley & Sons Company, TLB, First Lien Term Loan, 1M SOFR + 7.25%, 03/17/2028	10,608,351	10,603,418
Travel Port Finance (Luxembourg) S.A R.L, TL, First Lien Term Loan, 3M US L + 4.865%, 05/29/2026	388,936	249,892
		21,019,419
Food - 0.33%

Moran Foods LLC, First Lien Term Loan, 3M SOFR + 7.25%, 06/30/2026	462,403	374,547
Moran Foods LLC, First Lien Term Loan, 3M SOFR + 7.25%, 06/30/2026	927,417	857,861
		1,232,408
Leisure Facilities & Services - 0.02%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, 3M US L + 5.00%, 12/29/2025	286,877	51,996
		51,996
Pipelines - 0.01%

GMP Borrower LLC, First Lien Term Loan, 1M SOFR + 4.50%, 10/28/2027	32,443	28,915
		28,915
Retail - 0.00%(e)

NPC International, Inc., Second Lien Initial Term Loan, PRIME + 0.00%, 04/18/2025(f)	605,000	–
		–
Retail - Discretionary - 0.78%

Chinos Intermediate 2 LLC, TL, First Lien Term Loan, 3M SOFR + 8.00%, 09/10/2027	3,000,000	2,892,495
		2,892,495
TOTAL SENIOR LOANS		25,304,274
(Cost $26,060,417)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Principal Amount	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 0.42%
Agency Collateralized CMO - 0.42%

Fannie Mae Interest Strip, 3.000%, 10/25/2052	$9,135,460	$1,539,167
		1,539,167
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)		1,539,167
(Cost $1,586,926)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 1.02%
Internet - 0.29%

Delivery Hero SE, 1.000%, 04/30/2026	300,000	269,977
Delivery Hero SE, 2.125%, 03/10/2029	1,100,000	810,601
		1,080,578
Lodging - 0.73%

Selina Hospitality PLC, 6.000%, 11/01/2026(b)	7,539,000	2,678,079
		2,678,079

TOTAL CONVERTIBLE CORPORATE BOND		3,758,657
(Cost $7,293,220)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 3.07%
Sovereign - 3.07%

Ukraine Government International Bond, 7.750%, 09/01/2025(g)	5,592,000	1,887,300
Ukraine Government International Bond, 7.750%, 09/01/2026(g)	635,000	209,550
Ukraine Government International Bond, 7.750%, 09/01/2027(g)	2,820,000	902,400
Ukraine Government International Bond, 6.750%, 06/20/2028(g)	805,000	257,697
Ukraine Government International Bond, 7.750%, 09/01/2028(g)	3,462,000	1,073,220
Ukraine Government International Bond, 7.750%, 09/01/2029(g)	11,534,000	3,662,045
Ukraine Government International Bond, 9.750%, 11/01/2030(g)	4,146,000	1,357,815
Ukraine Government International Bond, 6.876%, 05/21/2031(g)	1,464,000	442,860
Ukraine Government International Bond, 7.375%, 09/25/2034(g)	2,011,000	613,355
Ukraine Government International Bond, 7.253%, 03/15/2035(g)	2,239,000	682,895
Ukraine Government International Bond, 7.750%, 08/01/2041(g)	551,000	245,195
		11,334,332
TOTAL SOVEREIGN DEBT OBLIGATIONS		11,334,332
(Cost $8,784,012)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Principal Amount	Fair Value
SECURED SECOND LIEN - 0.16%
Food - 0.16%

Moran Foods LLC, 3M SOFR + 9.50%, 12/31/2026	$817,109	$592,404
		592,404
TOTAL SECURED SECOND LIEN		592,404
(Cost $574,185)

	Shares	Fair Value
COMMON STOCK - 6.30%
Agricultural Operations - 0.05%
Benson Hill, Inc.(h)	136,711	190,028

Commercial Services Finance - 0.01%
Bitcoin Depot, Inc.(h)	7,151	26,959

Medical-Drugs - 0.21%
Compass Pathways PLC(h)	81,444	759,058

Oil-Field Services - 0.01%
Drilling Tools International Corp.(h)	6,997	30,437

Oil Companies - Exploration & Production - 2.08%
Earthstone Energy, Inc.(h)	463,294	7,403,438
Granite Ridge Resources, Inc.	38,251	278,850
		7,682,288

Electronics & Appliances Stores - 0.00%(e)
Everyware Global(f)(h)	43,777	–

Applications Software - 0.00%(e)
Nogin, Inc.(h)	11,264	10,588

Auto-Cars/Light Trucks - 0.01%
Polestar Automotive Holding UK PLC(h)	10,409	46,632

Diagnostic Equipment - 1.72%
Quantalx Neuroscience Ltd.(f)(h)	3,000	3,095,820
Real View Imaging Ltd(f)(h)	2,000	2,175,300
SomaLogic, Inc.(h)	437,676	1,072,306
		6,343,426

Real Estate Operations/Development - 0.14%
Star Holdings(h)	34,210	533,334

Marine Services - 0.23%
Harvey Gulf Intl. Marine(h)	24,044	841,540

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Entertainment Facilities - 0.00%(e)
24 Hour Fitness Worldwide(h)	306,005	$1,836

Mineral & Precious Stone Mining - 0.58%
Covia Equity(h)	169,353	2,145,194

IT Services - 0.00%(e)
IQOR(h)	4,941	3,296

Power Generation - 0.21%
Longview Power LLC(h)	61,813	772,663

Credit & Debit - 0.72%
Pagseguro Digital, Ltd.(h)	234,874	2,668,169

E - Commerce/Services - 0.27%
Haat Delivery Ltd.(f)(h)	64,188	1,000,000

Auto/Truck Parts & Equipment - 0.06%
Arbe Robotics, Ltd.(h)	68,769	202,869

TOTAL COMMON STOCK		23,258,317
(Cost $20,635,904)

	Shares	Fair Value
CLOSED END FUNDS - 31.19%
Abrdn Diversified Income and Growth PLC	7,080	7,814
Abrdn Emerging Markets Equity	1,818	9,981
Abrdn Global Dynamic Dividend	634	6,150
Abrdn Global Infrastructure In	2,754	50,481
Abrdn Japan Equity Fund, Inc.	46,838	283,838
Abrdn Smaller Companies Income	161,889	565,108
Adams Diversified Equity Fund, Inc.	41,742	738,833
Apollo Tactical Income Fund, Inc.	28,054	361,616
Bitwise 10 Crypto Index Fund(h)(i)	327,836	4,134,668
BlackRock California Municipal Income Trust	173,989	2,016,533
BlackRock Capital Allocation Term Trust	67,144	1,032,003
BlackRock ESG Capital Allocation Term Trust	409,804	6,560,962
BlackRock Health Sciences Term Trust	19,691	321,751
BlackRock Innovation and Growth Term Trust	328,888	2,700,171
BlackRock Municipal Income Trust	927	9,372
BlackRock Municipal Income Trust II	1,418	14,818
BlackRock MuniHoldings California Quality Fund, Inc.	19,672	213,441
BlackRock MuniHoldings Fund, Inc.	2,264	26,806
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,842	43,030
BlackRock MuniHoldings New York Quality Fund, Inc.	1,799	18,782
BlackRock MuniHoldings Quality Fund II, Inc.	1,024	10,168

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
BlackRock MuniVest Fund, Inc.	18	$123
BlackRock MuniYield Michigan Quality Fund, Inc.	3,742	41,611
BlackRock MuniYield Pennsylvania Quality Fund	4,675	54,651
BlackRock New York Municipal Income Trust	2,289	23,691
BlackRock Science and Technology Term Trust	9,706	181,211
BlackRock Smaller Cos. Trust PLC	71,210	1,180,726
BlackRock Virginia Municipal Bond Trust	125	1,348
Blackstone Long-Short Credit Income Fund	1,715	19,877
Blackstone Strategic Credit 2027 Term Fund	1,348	15,017
BNY Mellon Municipal Income, Inc.	1,378	8,805
Carlyle Credit Income Fund	38,522	303,553
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,912	3,038,140
Citadel Income Fund	110,020	264,485
ClearBridge Energy Midstream Opportunity Fund, Inc.	68,686	2,206,194
ClearBridge MLP & Midstream Fund, Inc.	17,796	668,596
ClearBridge MLP & Midstream Total Return Fund, Inc.	69,138	2,334,790
Credit Suisse High Yield Bond Fund	5,819	10,940
DWS Municipal Income Trust	3,827	33,486
DWS Strategic Municipal Income Trust	59	502
Eaton Vance California Municipal Bond Fund	59,833	534,309
Eaton Vance California Municipal Income Trust	7,671	78,014
Eaton Vance New York Municipal Bond Fund	54,699	530,580
Ecofin Sustainable and Social	37,011	478,182
Ellsworth Growth and Income Fund, Ltd.	116,478	1,027,336
European Opportunities Trust PLC	664,443	6,906,981
European Smaller Companies	2,626	5,426
Federated Hermes Premier Municipal Income Fund	1,993	21,245
First Trust High Yield Opportunities 2027 Term Fund	2,599	36,386
First Trust/abrdn Global Opportunity Income Fund	351	2,289
FS Credit Opportunities Corp.	33,159	167,121
GAMCO Natural Resources Gold & Income Trust	17,606	93,136
Guggenheim Active Allocation Fund	846	12,005
Hearts and Minds Investments, Ltd.	836,372	1,337,063
Henderson Opportunities Trust PLC	111,656	1,411,444
Herald Investment Trust PLC(h)	2,610	60,493
Invesco Pennsylvania Value Municipal Income Trust	2,462	24,398
Invesco Trust for Investment Grade New York Municipals	407	4,192
Japan Smaller Capitalization Fund, Inc.	7,794	58,065
JPMorgan European Discovery Trust PLC	14,209	72,667
JPMorgan Mid Cap Investment Trust PLC	3,263	38,610
Kayne Anderson NextGen Energy & Infrastructure, Inc.	103,652	781,536
Korea Fund, Inc.	26,272	633,155
Magellan Global Fund/Close Class	2,640,734	3,006,559
MainStay CBRE Global Infrastructure Megatrends Term Fund	33,785	478,058
MFF Capital Investments, Ltd.	3,142,746	6,079,629
MFS High Income Municipal Trust	2,100	7,644
MFS High Yield Municipal Trust	99,679	335,918
MFS Investment Grade Municipal Trust	57,289	435,969
Miller/Howard High Dividend Fund	333,513	3,495,216

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Morgan Stanley Emerging Markets Debt Fund, Inc.	92,804	$610,650
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	604,311	2,961,124
Naos Small Cap Opportunities Company, Ltd.	61,487	29,943
NB Global Corporate Income Trust	5,283,248	5,092,467
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	268,634	1,915,360
Neuberger Berman New York Municipal Fund, Inc.	530	5,104
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	1,827,758
New America High Income Fund, Inc.	5,107	34,728
Nuveen California Quality Municipal Income Fund	33,042	358,506
Nuveen Core Plus Impact Fund	196,587	1,995,358
Nuveen Credit Strategies Income Fund	70,814	359,735
Nuveen Massachusetts Quality Municipal Income Fund	655	6,864
Nuveen Multi-Asset Income Fund	226,394	2,738,235
Nuveen Municipal Credit Income Fund	19	225
Nuveen New Jersey Quality Municipal Income Fund	12,711	147,448
Nuveen New York AMT-Free Quality Municipal Income Fund	926	9,630
Nuveen New York Quality Municipal Income Fund	1,105	11,901
Nuveen Pennsylvania Quality Municipal Income Fund	3,583	40,488
Nuveen Real Asset Income and Growth Fund	25	291
NXG NextGen Infrastructure Income Fund	23,563	933,802
Pengana International Equities, Ltd.	4,054,812	2,900,652
Pershing Square Holdings, Ltd.	175,609	6,760,947
PGIM Short Duration High Yield Opportunities Fund	1,433	21,882
PIMCO Energy & Tactical Credit Opportunities Fund	254,162	4,257,214
Pioneer Municipal High Income Advantage Fund, Inc.	959	7,710
Pioneer Municipal High Income Fund Trust	701	6,085
Pioneer Municipal High Income Opportunities Fund, Inc.	22,618	246,536
Platinum Capital, Ltd.	505,958	448,605
Principal Real Estate Income Fund	51,780	504,337
Schroder British Opportunities Trust PLC(h)	1,453,746	1,296,638
Schroder UK Mid Cap Fund PLC	570,790	4,116,785
Taiwan Fund, Inc.	3,223	107,390
Templeton Emerging Markets Fund/United States	1,314	16,616
Templeton Global Income Fund	826,356	3,545,067
Thornburg Income Builder Opportunities Trust	502	7,831
Tortoise Energy Independence Fund, Inc.	27,292	849,600
Tortoise Energy Infrastructure Fund, Inc.	14,818	455,357
Tortoise Midstream Energy Fund, Inc.	56,207	2,002,655
Tortoise Pipeline & Energy Fund, Inc.	7,795	227,926
Tortoise Power and Energy Infrastructure Fund, Inc.	42,068	581,380
VGI Partners Global Investments, Ltd.	3,653,052	4,244,996
Voya Emerging Markets High Dividend Equity Fund	55,378	300,149
Voya Infrastructure Industrials and Materials Fund	15,769	162,263
WAM Global, Ltd.	3,609,449	4,848,933
WCM Global Growth, Ltd.	392,373	334,717

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Western Asset Intermediate Muni Fund	18,474	$142,065
Western Asset Municipal Partners Fund, Inc.	2,540	29,997
		115,171,648

TOTAL CLOSED END FUNDS		115,171,648
(Cost $108,260,401)

	Shares	Fair Value
PREFERRED STOCK - 0.58%
Entertainment Facilities - 0.00%(e)
24 Hour Fitness Worldwide, Inc.(h)	407,959	–

Transportation - 0.58%
G-ILS Transportation Ltd. Preferred B-3 Shares(f)(h)	1,332	2,141,510

TOTAL PREFERRED STOCK		2,141,510
(Cost $2,709,436)

	Shares	Fair Value
PARTICIPATION AGREEMENT - 0.63%
Caesars Entertainment, Inc (BI CLAIM)(f)(h)(i)	N/A	2,320,000

TOTAL PARTICIPATION AGREEMENT		2,320,000
(Cost $2,320,000)

	Shares	Fair Value
PRIVATE FUND - 9.10%
Stone Ridge Opportunities Fund LP(h)	29,527	33,604,679

TOTAL PRIVATE FUND		33,604,679
(Cost $29,527,000)

	Shares	Fair Value
UNIT TRUST - 6.79%
Grayscale Bitcoin Trust BTC(h)(i)	505,971	9,679,225
Grayscale Ethereum Classic Trust(h)(i)	820,032	5,641,820
Grayscale Ethereum Trust(h)(i)	870,483	9,331,578
Grayscale Litecoin Trust(h)(i)	82,456	432,070
		25,084,693

TOTAL UNIT TRUST		25,084,693
(Cost $14,437,402)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 9.97%
Agrinam Acquisition Corp.(h)	19,798	209,364
Alpha Partners Technology Merger Corp.(h)	19,691	205,771
AltC Acquisition Corp.(h)	38,589	398,624

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Artemis Strategic Investment Corp.(h)	142,048	$1,507,840
Artemis Strategic Investment Corp., Class B(f)(h)	12,038	6,862
Battery Future Acquisition Corp.(h)	23,189	248,354
Beard Energy Transition Acquisition Corp.(h)	120,587	1,270,987
Bellevue Life Sciences Acquisition Corp.(h)	14,638	152,235
BioPlus Acquisition Corp.(h)	78,809	843,256
Blue Ocean Acquisition Corp.(h)	50,459	536,379
Blue World Acquisition Corp.(h)	51,687	550,983
CF Acquisition Corp. VII(h)	21,449	227,145
Chenghe Acquisition Co.(h)	392	4,205
Clean Earth Acquisitions Corp.(h)	99,174	1,039,344
Deezer SA(h)	8,179	22,527
Denali Capital Acquisition Corp.(h)	27,621	298,859
Digital World Acquisition Corp., Class B(f)(h)	25,893	251,162
Distoken Acquisition Corp.(h)	5,419	56,493
DUET Acquisition Corp.(h)	5,996	63,438
Eureking SA(h)	59,955	678,985
Everest Consolidator Acquisition Corp.(h)	100,984	1,080,529
Fat Projects Acquisition Corp., Class B(f)(h)	4,886	4,251
FG Merger Corp.(h)	1,483	15,749
Forbion European Acquisition Corp.(h)	22,181	239,333
Fortune Rise Acquisition Corp.(h)	29,156	314,302
Four Leaf Acquisition Corp.(h)	3,750	39,375
FTAC Zeus Acquisition Corp.(h)	71,310	745,903
FutureTech II Acquisition Corp.(h)	52,279	560,692
Global Blockchain Acquisition Corp.(h)	40,470	422,911
Goldenstone Acquisition, Ltd.(h)	5,405	57,617
Gores Holdings IX, Inc.(h)	121,537	1,251,831
Haymaker Acquisition Corp. 4(h)	7,456	75,604
HNR Acquisition Corp.(h)	44,874	476,786
Infinite Acquisition Corp.(h)	24,755	262,651
Integrated Rail and Resources Acquisition Corp.(h)	153,090	1,651,841
Integrated Wellness Acquisition Corp.(h)	58,193	631,394
Investcorp Europe Acquisition Corp. I(h)	55,193	593,601
Israel Acquisitions Corp.(h)	8,683	90,737
Kensington Capital Acquisition Corp. V(h)	58,885	627,125
L Catterton Asia Acquisition Corp.(h)	1,609	16,975
LF Capital Acquisition Corp. II, Class A(h)	166,778	1,797,033
LIV Capital Acquisition Corp. II(h)	2,497	26,693
M3-Brigade Acquisition III Corp.(h)	14,905	156,353
Mars Acquisition Corp.(h)	10,247	106,415
Mountain & Co. I Acquisition Corp.(h)	58,395	641,177
Nabors Energy Transition Corp.(h)	152,733	1,640,352
Pegasus Digital Mobility Acquisition Corp., Class B(f)(h)	4,456	4,768
Pono Capital Three, Inc.(h)	11,690	122,277
Pono Capital Two, Inc.(h)	9,738	101,275
Pyrophyte Acquisition Corp.(h)	59,259	636,442
Quadro Acquisition One Corp.(h)	39,461	417,892

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
RCF Acquisition Corp.(h)	9,504	$102,406
Rigel Resource Acquisition Corp.(h)	17,835	191,905
Screaming Eagle Acquisition Corp.(h)	67,654	701,572
Sculptor Capital Management, Inc.	708,589	7,759,050
SILVERspac, Inc.(h)	55,349	575,353
Slam Corp.(h)	26,398	283,251
Spring Valley Acquisition Corp. II(h)	26,917	285,051
Transition SA(h)	33,822	368,156
UTA Acquisition Corp.(h)	82,968	882,780
Vahanna Tech Edge Acquisition I Corp.(h)	132,585	1,417,334
Valuence Merger Corp. I(h)	54,174	582,912
VAM Investments Spac BV(h)	25,279	265,436
		36,797,903

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		36,797,903
(Cost $32,862,334)

WARRANTS - 0.21%
10X Capital Venture Acquisition Corp. III, Expires 12/31/2027, Strike Price $11.50	55,754	1,673
A SPAC I Acquisition Corp., Expires 05/21/2027, Strike Price $11.50	1	0
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50	34,421	842
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	1,046
Agrinam Acquisition Corp., Expires 07/21/2027, Strike Price $11.50	19,798	198
Alset Capital Acquisition Corp., Expires 02/02/2027, Strike Price $11.50	13,297	544
ALSP Orchid Acquisition Corp. I, Expires 11/30/2028, Strike Price $11.50	52,397	1,577
Andretti Acquisition Corp., Expires 03/23/2028, Strike Price $11.50	24,523	5,616
AP Acquisition Corp., Expires 12/07/2026, Strike Price $11.50	9,857	616
Apeiron Capital Investment Corp., Expires 04/02/2026, Strike Price $11.50	49,151	762
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	373
Arisz Acquisition Corp., Expires 11/16/2026, Strike Price $11.50	34,348	924
Armada Acquisition Corp. I, Expires 08/13/2026, Strike Price $11.50	19	1
Artemis Strategic Investment Corp., Expires 12/31/2027, Strike Price $11.50	52,405	2,172
Athena Consumer Acquisition Corp., Expires 07/31/2028, Strike Price $11.50	33,717	5,058
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	1,235
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	2,601
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	1,700
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50	58,439	1,683
Aurora Technology Acquisition Corp., Expires 02/07/2028, Strike Price $11.50	63,578	1,113
Axios Sustainable Growth Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	43,990	88
Banyan Acquisition Corp., Expires 09/30/2028, Strike Price $11.50	45,560	9,249
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	3,697
Beard Energy Transition Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	60,293	4,221
Bellevue Life Sciences Acquisi, Expires 02/10/2028, Strike Price $11.50	14,638	733
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	77
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(f)	187,607	34,707
BioPlus Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	45,412	6,585
Bitcoin Depot, Inc., Expires 07/22/2027, Strike Price $11.50	116,268	30,230
Black Mountain Acquisition Corp., Expires 10/15/2027, Strike Price $11.50	46,279	2,319

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Black Spade Acquisition Co., Expires 07/16/2026, Strike Price $11.50	14,266	$4,708
Bleuacacia, Ltd., Expires 06/21/2024, Strike Price $11.50	100,804	3,080
Blockchain Coinvestors Acquisition Corp. I, Expires 11/03/2024, Strike Price $11.50	93,986	3,543
Blue Ocean Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	16,257	1,029
Blue World Acquisition Corp., Expires 01/10/2029, Strike Price $11.50	23,302	1,631
Bluescape Opportunities Acquisition Corp., Expires 01/31/2026, Strike Price $11.50	49,310	1,617
BurTech Acquisition Corp., Expires 08/19/2023, Strike Price $11.50	23,368	467
BYTE Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	20,143	4,452
C5 Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	72,059	2,882
Cactus Acquisition Corp. 1, Ltd., Expires 10/29/2026, Strike Price $11.50	21,180	990
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	4,829
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	4,838
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50	19,933	3,139
Carmell Therapeutics Corp., Expires 04/12/2027, Strike Price $11.50	3,816	954
Cartesian Growth Corp. II, Expires 07/12/2028, Strike Price $11.50	5,984	1,077
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	5,205
CF Acquisition Corp. IV, Expires 12/14/2025, Strike Price $11.50	13,333	1,132
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	493
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	2,219
Chenghe Acquisition Co., Expires 04/28/2027, Strike Price $11.50	400	48
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	3,499
Cineworld, Expires 11/23/2025, Strike Price $0.41	88,914	–
Clean Earth Acquisitions Corp., Expires 02/24/2028, Strike Price $11.50	49,587	3,248
ClimateRock, Expires 06/01/2027, Strike Price $11.50	11,778	287
Compute Health Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	26,926	15,079
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	893
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	54,452	2,178
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	5,336
Crescera Capital Acquisition Corp., Expires 04/20/2028, Strike Price $11.50	63,791	204
CSLM Acquisition Corp., Expires 06/01/2027, Strike Price $11.50	38,488	866
Deezer SA, Expires 06/07/2027, Strike Price $11.50	95,238	1,047
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50	27,621	1,512
DHC Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	25,249	1,545
Digital Health Acquisition Corp., Expires 10/14/2023, Strike Price $11.50	17,736	576
Distoken Acquisition Corp., Expires 03/30/2028, Strike Price $11.50	5,841	327
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	174
EG Acquisition Corp., Expires 05/28/2028, Strike Price $11.50	27,981	8,366
Energem Corp., Expires 11/16/2026, Strike Price $11.50	45,714	2,743
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	4,632
ESGEN Acquisition Corp., Expires 10/20/2026, Strike Price $11.50	61,117	3,667
Eureking SA, Expires 05/12/2027, Strike Price $11.50	59,955	3,296
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	2,048
Everest Consolidator Acquisition Corp., Expires 08/17/2023, Strike Price $11.50	50,492	12,325
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50	70,092	2,926
ExcelFin Acquisition Corp., Expires 10/21/2026, Strike Price $11.50	22,349	1,091
Fat Projects Acquisition Corp., Expires 06/16/2026, Strike Price $11.50	37,947	1,865
FG Acquisition Corp., Expires 04/05/2030, Strike Price $11.50	25,263	27,789

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
FG Merger Corp., Expires 06/17/2027, Strike Price $11.50	1,112	$133
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	6,820	110
Financials Acquisition Corp., Expires 04/04/2027, Strike Price $11.50	28,696	1,105
Finnovate Acquisition Corp., Expires 09/30/2026, Strike Price $11.50	71,462	2,187
FinServ Acquisition Corp. II, Expires 02/17/2026, Strike Price $11.50	22,794	841
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	547
Flame Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	5,451	1,866
Forbion European Acquisition Corp., Expires 05/23/2028, Strike Price $11.50	7,393	3,918
Fortune Rise Acquisition Corp., Expires 11/26/2023, Strike Price $11.50	15,616	859
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	27,108	1,190
FTAC Zeus Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	135,656	4,612
Fusion Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	20,782	104
Future Health ESG Corp., Expires 09/09/2026, Strike Price $11.50	37,402	1,014
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	48,383	2,893
Gardiner Healthcare Acquisitions Corp., Expires 07/11/2024, Strike Price $11.50	14,786	887
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	6,030	15
GigCapital5, Inc., Expires 12/31/2028, Strike Price $11.50	3,954	69
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50	40,470	801
Global Technology Acquisition Corp. I, Expires 07/13/2026, Strike Price $11.50	23,734	2,055
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	276
Gores Holdings IX, Inc., Expires 01/14/2024, Strike Price $11.50	40,512	10,533
Growth For Good Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	51,285	5,346
HCM ACQUISITION Corp., Expires 12/31/2027, Strike Price $11.50	10,493	236
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	1,083
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	373
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	4,537
Home Plate Acquisition Corp., Expires 09/30/2026, Strike Price $11.50	4,107	85
Iconic Sports Acquisition Corp., Expires 10/12/2026, Strike Price $11.50	19,665	3,953
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	75
Industrial Tech Acquisitions II, Inc., Expires 12/31/2028, Strike Price $11.50	47,509	2,851
Infinite Acquisition Corp., Expires 11/23/2028, Strike Price $11.50	46,166	6,514
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	2,059
Innovative International Acquisition Corp., Expires 07/01/2028, Strike Price $11.50	71,433	4,536
Integrated Rail and Resources Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	48,874	21,211
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,475	1,180
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	7,147
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50	37,472	1,949
Iris Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	27,683	734
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50	8,683	1,255
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50	112	3
Jaguar Global Growth Corp. I, Expires 02/11/2027, Strike Price $11.50	43,794	2,485
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	868
Juniper II Corp., Expires 12/31/2028, Strike Price $11.50	9,381	527
Jupiter Acquisition Corp., Expires 08/17/2028, Strike Price $11.50	1,531	61
Kairous Acquisition Corp. ltd, Expires 11/24/2023, Strike Price $11.50	6,746	41
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	93
Keyarch Acquisition Corp., Expires 07/25/2028, Strike Price $11.50	24,350	1,583
KnightSwan Acquisition Corp., Expires 07/21/2028, Strike Price $11.50	4,497	315
LAMF Global Ventures Corp. I, Expires 11/11/2026, Strike Price $11.50	63,179	4,467

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	$1,527
LF Capital Acquisition Corp. II, Expires 01/07/2026, Strike Price $11.50	60,499	4,447
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	686
Lifezone Metals, Ltd., Expires 07/07/2028, Strike Price $11.50	52,557	46,776
LIV Capital Acquisition Corp. II, Expires 02/16/2027, Strike Price $11.50	43,759	1,094
Mercato Partners Acquisition Corp., Expires 12/28/2026, Strike Price $11.50	15,665	835
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50	40,420	726
Metals Acquisition, Ltd., Expires 06/16/2028, Strike Price $11.50	8,891	12,892
Monterey Innovation Acquisition Corp., Expires 10/01/2026, Strike Price $11.50	24,230	579
Mountain & Co. I Acquisition Corp., Expires 08/24/2023, Strike Price $11.50	62,660	9,408
Murphy Canyon Acquisition Corp., Expires 02/03/2027, Strike Price $11.50	51,468	1,451
Nabors Energy Transition Corp., Expires 11/17/2026, Strike Price $11.50	87,846	15,250
New Energy One Acquisition Corp. PLC, Expires 03/07/2027, Strike Price $11.50	222,976	71,539
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	1,292
Newcourt Acquisition Corp., Expires 04/12/2028, Strike Price $11.50	30,398	462
Nogin, Inc., Expires 08/26/2027, Strike Price $11.50	8,372	124
NorthView Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	19,197	600
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	625
Nubia Brand International Corp., Expires 11/16/2026, Strike Price $11.50	29,262	2,045
OmniLit Acquisition Corp., Expires 11/08/2026, Strike Price $11.50	31,515	1,724
Onyx Acquisition Co. I, Expires 11/30/2028, Strike Price $11.50	24,790	1,016
Oxus Acquisition Corp., Expires 08/26/2026, Strike Price $11.50	20,287	2,029
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	5,648
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50	46,145	3,715
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	1,386
PepperLime Health Acquisition Corp., Expires 10/01/2026, Strike Price $11.50	11,876	358
Perception Capital Corp. II, Expires 12/31/2028, Strike Price $11.50	58,258	5,832
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	1,659
Platinum Capital, Ltd., Expires 03/28/2024, Strike Price $1.37	42,880	461
Pono Capital Three, Inc., Expires 04/03/2028, Strike Price $11.50	11,690	468
Pono Capital Two, Inc., Expires 09/23/2027, Strike Price $11.50	9,738	535
Power & Digital Infrastructure Acquisition II Corp., Expires 12/14/2024, Strike Price $11.50	87,961	6,166
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50	70,545	4,614
PROOF Acquisition Corp. I, Expires 12/03/2023, Strike Price $11.50	20,757	2,079
Prospector Capital Corp., Expires 01/01/2025, Strike Price $11.50	21,521	2,484
RCF Acquisition Corp., Expires 11/10/2026, Strike Price $11.50	31,463	4,417
Redwoods Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	32,327	2,219
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	2,126
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	53	5
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50	19,704	315
Rigel Resource Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	31,854	4,460
Rose Hill Acquisition Corp., Expires 10/14/2026, Strike Price $11.50	41,528	885
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	1,976
Screaming Eagle Acquisition Corp., Expires 12/15/2027, Strike Price $11.50	22,674	3,934
Selina Hospitality PLC, Expires 12/31/2049, Strike Price $0.01(f)	218,500	39,330
ShoulderUp Technology Acquisition Corp., Expires 11/17/2026, Strike Price $11.50	94,845	5,605

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
SHUAA Partners Acquisition Corp. I, Expires 03/02/2027, Strike Price $11.50	22,958	$1,403
SILVERspac, Inc., Expires 02/15/2026, Strike Price $11.50	18,449	521
Sizzle Acquisition Corp., Expires 03/12/2026, Strike Price $11.50	43,590	6,926
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $11.50	36,580	735
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	446
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	661
Spring Valley Acquisition Corp. II, Expires 02/15/2026, Strike Price $11.50	13,573	1,629
SpringBig Holdings, Inc., Expires 12/31/2027, Strike Price $11.50	24,279	488
ST Energy Transition I, Ltd., Expires 12/02/2026, Strike Price $11.50	42,980	20,407
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	12
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	859
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	1,977
TKB Critical Technologies 1, Expires 10/29/2028, Strike Price $11.50	48,884	3,368
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	6,271
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	18,594
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50	11,333	7,819
UTA Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	44,060	1,344
Vahanna Tech Edge Acquisition I Corp., Expires 07/13/2024, Strike Price $11.50	55,430	3,636
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	3,896
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	4,725
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50	327	83
Vision Sensing Acquisition Corp., Expires 11/01/2026, Strike Price $11.50	49,182	1,195
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	899
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	47,369	573
Zapp Electric Vehicles Group, Ltd., Expires 03/03/2028, Strike Price $11.50	11,642	467
ZyVersa Therapeutics, Inc., Expires 12/20/2026, Strike Price $11.50	7,100	497

TOTAL WARRANTS		756,309
(Cost $2,432,337)

RIGHTS - 0.05%
A SPAC I Acquisition Corp., Expires 12/31/2049	2	0
A SPAC II Acquisition Corp., Expires 12/31/2049	68,843	5,810
Accretion Acquisition Corp., Expires 12/31/2049	37,215	2,739
Agrinam Acquisition Corp., Expires 12/31/2049	19,798	792
AIB Acquisition Corp., Expires 12/31/2049	41,417	5,086
Alset Capital Acquisition Corp., Expires 12/31/2049	26,594	9,574
Arisz Acquisition Corp., Expires 11/16/2026	34,348	2,992
Aurora Technology Acquisition Corp., Expires 02/07/2028	63,578	8,774
Axios Sustainable Growth Acquisition Corp., Expires 12/31/2049	43,990	26
Bellevue Life Sciences Acquisi, Expires 12/31/2045	14,638	3,513
Bleuacacia, Ltd., Expires 12/31/2049	201,609	14,738
Blue World Acquisition Corp., Expires 12/31/2049	46,604	4,660
Broad Capital Acquisition Corp., Expires 12/31/2049	53,360	6,521
Clean Earth Acquisitions Corp., Expires 12/31/2049	99,120	15,849
ClimateRock, Expires 06/01/2027	23,557	2,296
CSLM Acquisition Corp., Expires 06/01/2027	76,977	7,809

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Deep Medicine Acquisition Corp., Expires 10/26/2023	15,116	$3,099
Distoken Acquisition Corp., Expires 12/31/2049	5,841	1,489
Financial Strategies Acquisition Corp., Expires 03/31/2028	9,493	1,139
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	6,017
Global Blockchain Acquisition Corp., Expires 12/31/2049	40,470	4,249
Globalink Investment, Inc., Expires 08/19/2023	4,837	652
Growth For Good Acquisition Corp., Expires 11/12/2026	75,556	12,157
Inception Growth Acquisition, Ltd., Expires 12/31/2049	7,394	1,553
Jaguar Global Growth Corp. I, Expires 12/31/2049	87,589	16,204
Kairous Acquisition Corp. ltd, Expires 11/24/2023	13,555	1,315
Keyarch Acquisition Corp., Expires 07/25/2028	16,489	2,305
Mars Acquisition Corp., Expires 12/31/2049	10,247	2,012
Metal Sky Star Acquisition Corp., Expires 12/31/2049	40,420	5,641
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	1,409
NorthView Acquisition Corp., Expires 12/31/2049	38,482	5,388
Redwoods Acquisition Corp., Expires 12/31/2049	32,327	4,587
RF Acquisition Corp., Expires 12/31/2049	19,704	2,169
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	17,739
Spring Valley Acquisition Corp. II, Expires 09/10/2026	27,147	4,369
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	2,221
Yotta Acquisition Corp., Expires 12/31/2049	29,452	2,589

TOTAL RIGHTS		189,482
(Cost $261,507)

OPTIONS - 0.18%
GEO Group, Inc., Expires 01/19/2024, Strike Price $6.00	1,680	58,800
SPX US 10/20/23 P4515, Expires 10/20/2023, Strike Price $4515.00	93	603,570

TOTAL PURCHASED OPTIONS		662,370
(Cost $826,777)

SHORT TERM INVESTMENTS - 0.23%
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 5.08%	625,145	625,145

BNY Mellon U.S. Treasury Fund, 7 Day Yield 5.08%	246,741	246,741

TOTAL SHORT TERM INVESTMENTS		871,886
(Cost $871,886)

Total Investments - 89.07%		$328,860,172
(Cost $319,157,764)
Other Assets in Excess of Liabilities - 10.93%		$40,344,891

Net Assets - 100.00%		$369,205,063

Amounts above are shown as a percentage of net assets as of July 31, 2023.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (48.30%)
Sovereign - (48.30%)

U.S. Treasury Bond, 3.500%, 02/15/2033	$(50,838,000)	$(48,947,462)
U.S. Treasury Bond, 3.375%, 05/15/2033	(9,087,000)	(8,658,207)
U.S. Treasury Note, 3.500%, 04/30/2028	(124,498,000)	(120,714,431)
		(178,320,100)
TOTAL SOVEREIGN DEBT OBLIGATIONS		(178,320,100)
(Proceeds $183,110,801)

	Shares	Fair Value
COMMON STOCK - (7.29%)
Electric-Integrated - (0.08%)
AES Corp.	(1,507)	(32,596)
Ameren Corp.	(169)	(14,478)
American Electric Power Co., Inc.	(298)	(25,253)
DTE Energy Co.	(649)	(74,181)
Duke Energy Corp.	(608)	(56,921)
NextEra Energy, Inc.	(918)	(67,289)
Xcel Energy, Inc.	(429)	(26,911)
		(297,629)

Logic, Processors & Application Specific - (0.05%)
Advanced Micro Devices, Inc.	(84)	(9,610)
NVIDIA Corp.	(244)	(114,019)
QUALCOMM, Inc.	(468)	(61,855)
		(185,484)

Military Aircraft Manufacturing - (0.01%)
AeroVironment, Inc.	(312)	(29,721)

E-Commerce/Services - (0.35%)
Airbnb, Inc.	(567)	(86,292)
Delivery Hero SE(b)	(5,530)	(250,902)
DoorDash, Inc.	(2,486)	(225,704)
Uber Technologies, Inc.	(1,375)	(68,007)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Upwork, Inc.	(19,049)	$(198,681)
Zillow Group, Inc.	(8,516)	(461,227)
		(1,290,813)

Electronic Shopping - (0.07%)
Alibaba Group Holding, Ltd.	(37)	(3,780)
Amazon.com, Inc.	(618)	(82,614)
JD.com, Inc.	(3,742)	(154,582)
		(240,976)

Development Stage Biotechnology - (0.26%)
Alnylam Pharmaceuticals, Inc.	(5,010)	(978,954)

Internet Advertising Portals - (0.01%)
Alphabet, Inc.	(256)	(33,976)

Analog Integrated Circuits - (0.16%)
Analog Devices, Inc.	(313)	(62,453)
Infineon Technologies AG	(3,491)	(153,209)
Melexis NV	(2,272)	(244,561)
Monolithic Power Systems, Inc.	(120)	(67,139)
ON Semiconductor Corp.	(464)	(49,996)
		(577,358)

Oil & Liquids Rich Gas Pipelines - (0.14%)
Antero Midstream Corp.	(22,615)	(270,023)
Genesis Energy LP	(1,072)	(10,495)
Western Midstream Partners LP	(8,228)	(232,606)
		(513,124)

Enterprise Software/Services - (0.02%)
Appian Corp.	(264)	(13,601)
Pegasystems, Inc.	(933)	(49,216)
		(62,817)

Mobile Phones - (0.01%)
Apple, Inc.	(97)	(19,056)

Oilfield Services & Equipment Manufacturing - (0.01%)
Archrock, Inc.	(2,988)	(34,840)

Data Networking Equipment - (0.02%)
Arista Networks, Inc.	(402)	(62,346)

Firearms & Ammunition - (0.09%)
Axon Enterprise, Inc.	(1,884)	(350,292)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Enterprise Software - (0.13%)
BlackLine, Inc.	(815)	$(47,335)
Descartes Systems Group, Inc.	(313)	(24,413)
HubSpot, Inc.	(16)	(9,289)
Salesforce, Inc.	(239)	(53,778)
SPS Commerce, Inc.	(318)	(57,364)
Varonis Systems, Inc.	(1,416)	(40,639)
Workday, Inc.	(985)	(233,573)
		(466,391)

Electricity Networks - (0.03%)
CenterPoint Energy, Inc.	(1,383)	(41,615)
Eversource Energy	(194)	(14,032)
PPL Corp.	(2,068)	(56,932)
		(112,579)

Other Specialty Retail - Online - (0.04%)
Chegg, Inc.	(14,927)	(151,210)

Crude Oil & Natural Gas Exploration & Production - (0.10%)
Chesapeake Energy Corp.	(817)	(68,906)
ConocoPhillips	(489)	(57,565)
EQT Corp.	(1,158)	(48,844)
Marathon Oil Corp.	(1,727)	(45,368)
Occidental Petroleum Corp.	(508)	(32,070)
Pioneer Natural Resources Co.	(583)	(131,566)
		(384,319)

Outpatient Health Services - (0.01%)
Civitas Resources, Inc.	(386)	(28,896)

Computer Software - (0.11%)
Cloudflare, Inc.	(4,206)	(289,246)
Datadog, Inc.	(1,033)	(120,572)
		(409,818)

Electric-Generation - 0.00%(e)
Constellation Energy Corp.	(15)	(1,450)

Non-Financial Information Services - (0.05%)
CoStar Group, Inc.	(2,236)	(187,757)

Computer Data Security - (0.02%)
Crowdstrike Holdings, Inc.	(473)	(76,465)

Pipelines - (1.69%)
DT Midstream, Inc.	(8,833)	(472,742)
Enbridge, Inc.	(9,217)	(339,071)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Energy Transfer LP	(67,115)	$(891,958)
EnLink Midstream LLC	(15,453)	(179,255)
Enterprise Products Partners LP	(43,801)	(1,161,164)
MPLX LP	(17,554)	(623,343)
Pembina Pipeline Corp.	(3,934)	(124,555)
Plains All American Pipeline LP	(23,149)	(344,457)
Plains GP Holdings LP	(34,856)	(546,891)
Williams Cos., Inc.	(45,217)	(1,557,726)
		(6,241,162)

Farm Machinery & Equipment Manufacturing - (0.03%)
Deere & Co.	(261)	(112,126)

Oil Companies - Exploration & Production - (0.02%)
Denbury, Inc.	(706)	(62,064)

Medical-Biomedical/Gene - (0.14%)
Denali Therapeutics, Inc.	(556)	(15,807)
Genmab A/S	(376)	(154,619)
Moderna, Inc.	(835)	(98,246)
Recursion Pharmaceuticals, Inc.	(16,329)	(230,565)
		(499,237)

Medication Monitor & Delivery Equipment Manufacturing - (0.03%)
Dexcom, Inc.	(908)	(113,100)

Educational Software - (0.06%)
Duolingo, Inc.	(1,314)	(203,920)

Medical Information Systems - (0.04%)
Doximity, Inc.	(4,288)	(153,210)

Energy-Alternate Sources - 0.00%(e)
Enviva, Inc.	(1,138)	(15,329)

In Vitro Diagnostics Manufacturing - (0.18%)
Exact Sciences Corp.	(6,763)	(659,663)

Oil Comp-Integrated - (0.01%)
Exxon Mobil Corp.	(248)	(26,595)

Internet Content-Entertainment - (0.14%)
Meta Platforms, Inc.	(562)	(179,053)
Netflix, Inc.	(85)	(37,313)
Pinterest, Inc.	(2,480)	(71,895)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Spotify Technology SA	(1,488)	$(222,322)
		(510,583)

Power Generation Equipment Manufacturing - 0.00%(e)
Generac Holdings, Inc.	(109)	(16,753)

Health Care REIT - (0.04%)
HashiCorp, Inc.	(5,297)	(156,844)

Analytical Lab Equipment Manufacturing - (0.01%)
Illumina, Inc.	(121)	(23,250)

Information Technology (IT) Services - Commercial - (0.04%)
Infosys, Ltd.	(8,959)	(149,257)

Front End Capital Equipment - (0.21%)
ASML Holding NV	(970)	(695,584)
KLA Corp.	(151)	(77,607)
		(773,191)

Diversified Manufacturing Operations - (0.09%)
Aalberts NV	(5,551)	(250,420)
Fabrinet	(51)	(6,306)
Trelleborg AB	(2,535)	(67,503)
		(324,229)

Dry Natural Gas Pipelines - (0.19%)
Kinder Morgan, Inc.	(9,040)	(160,098)
TC Energy Corp.	(14,786)	(529,926)
		(690,024)

Medical-Drugs - (0.25%)
Bayer AG	(2,132)	(124,568)
Merck & Co., Inc.	(2,789)	(297,447)
Novo Nordisk A/S	(3,053)	(492,001)
		(914,016)

Fluid Power Pump & Motor Manufacturing - (0.02%)
Interpump Group SpA	(1,239)	(67,406)

BDCs (Business Development Companies) - (0.05%)
Main Street Capital Corp.	(4,043)	(170,898)

Financial Information Services - (0.09%)
MarketAxess Holdings, Inc.	(1,305)	(351,332)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Investment Management/Advisory Services - 0.00%(e)
Van Lanschot Kempen NV	(8)	$(262)

Credit & Debit - (0.03%)
Mastercard, Inc.	(152)	(59,931)
Visa, Inc.	(236)	(56,104)
		(116,035)

Engineering/R&D Services - 0.00%(e)
Arcadis NV	(127)	(5,571)

Electronic Auctions - (0.21%)
MercadoLibre, Inc.	(639)	(791,114)

Theaters - (0.01%)
CTS Eventim AG & Co. KGaA	(378)	(25,789)

Applications Software - 0.00%(e)
Microsoft Corp.	(55)	(18,476)

Database Software - (0.01%)
MongoDB, Inc.	(83)	(35,142)

Auto-Cars/Light Trucks - (0.18%)
Ferrari NV	(1,087)	(348,264)
NIO, Inc.	(18,935)	(289,705)
Rivian Automotive, Inc.	(911)	(25,180)
		(663,149)

Internet Media & Services - (0.03%)
Naspers, Ltd.	(3,083)	(120,669)

Video Game Software - (0.07%)
NetEase, Inc.	(2,396)	(260,541)

Renewable Energy Generation - (0.03%)
Atlantica Sustainable Infrastructure PLC	(81)	(1,954)
NextEra Energy Partners LP	(1,951)	(106,232)
		(108,186)

Commercial Non-Profitable Specialty Pharmaceuticals - (0.04%)
Pacira BioSciences, Inc.	(4,237)	(154,015)

Security - 0.00%(e)
Palo Alto Networks, Inc.	(43)	(10,748)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Finance-Other Services - (0.10%)
BFF Bank SpA(b)	(12,822)	$(144,644)
Deutsche Boerse AG	(1,083)	(207,252)
		(351,896)

E-Commerce/Products - (0.09%)
PDD Holdings, Inc.	(3,852)	(345,987)

Commercial Services - (0.14%)
Progyny, Inc.	(4,555)	(190,217)
RELX PLC	(9,362)	(314,262)
		(504,479)

Entertainment Software - (0.06%)
ROBLOX Corp.	(5,900)	(231,575)

Alcoholic Beverages Manufacturing - (0.10%)
Heineken Holding NV	(2,528)	(207,216)
Heineken NV	(1,749)	(171,419)
		(378,635)

Other Infrastructure Software - 0.00%(e)
ServiceNow, Inc.	(9)	(5,247)

Medical Products - (0.11%)
Novocure, Ltd.	(8,253)	(269,378)
Shockwave Medical, Inc.	(591)	(154,015)
		(423,393)

Internet Application Software - (0.10%)
Shopify, Inc.	(5,268)	(354,576)
		(354,576)

Skiing Facilities - (0.09%)
Snowflake, Inc.	(1,913)	(339,959)

Ophthalmic Goods Manufacturing - (0.11%)
STAAR Surgical Co.	(7,346)	(402,340)

Servers - (0.10%)
Super Micro Computer, Inc.	(1,124)	(371,223)

Foundry Services - (0.12%)
Taiwan Semiconductor Manufacturing Co., Ltd.	(4,546)	(450,736)

Diagnostic Equipment - (0.06%)
10X Genomics, Inc.	(3,367)	(212,054)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Passenger Vehicles Manufacturing - (0.03%)
Tesla, Inc.	(428)	$(114,460)

Industrial Supplies Distributors - (0.01%)
Watsco, Inc.	(110)	(41,601)

Home & Office Products - Online - (0.07%)
Wayfair, Inc.	(3,110)	(242,176)

Oil Refining & Marketing - (0.02%)
Neste Oyj	(2,333)	(85,830)

Wire & Cable Manufacturing - (0.02%)
Prysmian SpA	(1,992)	(79,395)

Electrical Equipment - (0.02%)
TKH Group NV	(1,725)	(90,015)

Web Hosting/Design - 0.00%(e)
CentralNic Group PLC	(9)	(15)

Retail-Jewelry - (0.03%)
Cie Financiere Richemont SA	(776)	(124,847)

Brake Systems Manufacturing - (0.02%)
Brembo SpA	(5,840)	(82,640)

Back End Capital Equipment - (0.04%)
BE Semiconductor Industries NV	(1,112)	(132,841)

Recreational Vehicles - 0.00%(e)
Sanlorenzo SpA/Ameglia	(8)	(310)

Retail-Apparel/Shoe - (0.02%)
Zalando SE(b)	(2,334)	(80,580)

Rubber/Plastic Products - (0.01%)
Hexpol AB	(4,048)	(43,955)

Food-Retail - (0.02%)
HelloFresh SE	(2,395)	(68,335)

Building-Maintenance & Service - (0.01%)
Bravida Holding AB(b)	(3,360)	(27,004)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

	Shares	Fair Value
Commercial Services Finance - (0.04%)
Adyen NV(b)	(75)	$(139,346)

Commercial Banks Non-US - (0.04%)
Credicorp, Ltd.	(961)	(150,925)

TOTAL COMMON STOCK		(26,916,532)
(Proceeds $25,832,858)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (2.64%)
ProShares Bitcoin Strategy ETF	(630,000)	(9,752,400)

TOTAL EXCHANGE TRADED FUNDS		(9,752,400)
(Proceeds $10,897,865)

	Shares	Fair Value
PREFERRED STOCK - (0.01%)
Chemicals-Specialty - (0.01%)
FUCHS SE	(1,103)	(45,600)

TOTAL PREFERRED STOCK		(45,600)
(Proceeds $46,964)

Total Securities Sold Short - (58.24%)		$(215,034,632)
(Proceeds $219,888,488)

(a)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At July 31, 2023, the current coupon rate for these notes is 0%.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $19,279,253, which represented approximately 5.22% of net assets as of July 31, 2023. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Security is in default as of year end and is therefore non-income producing.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Amount represents less than 0.005% of net assets.
(f)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(g)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2023, the aggregate market value of those securities was $11,334,333, which represents approximately 3.07% of net assets.
(h)	Non-income producing security.
(i)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SONIA - Sterling Over Night Index Average
SOFR - Secured Overnight Financing Rate
ESTRON - Euro Short-Term Rate

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

Reference Rates:
3M US L - 3 Month LIBOR as of July 31, 2023 was 5.63%
1M SOFR - 1 Month SOFR as of July 31, 2023 was 5.32%
3M SOFR - 3 Month SOFR as of July 31, 2023 was 5.37%
PRIME - US Prime Rate as of July 31, 2023 was 8.50%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

FUTURES CONTRACTS
			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Depreciation
CBOE VIX FUTURE Aug23	Long	546	08/16/2023	$8,115,416	$(1,241,584)
CBOE VIX FUTURE Nov23	Long	43	11/15/2023	764,940	(12,867)
CBOE VIX FUTURE Oct23	Long	10	10/18/2023	172,769	(6,467)
Total Futures Contracts				$9,053,125	$(1,260,918)

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Depreciation
NASDAQ 100 E-MINI Sep23	Short	(40)	09/15/2023	$(12,686,000)	$(699,124)
S&P 500 Emini Future	Short	(382)	09/15/2023	(88,136,950)	(3,778,404)
Total Futures Contracts				$(100,822,950)	$(4,477,528)
Net Unrealized Depreciation					$(5,738,446)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	08/07/23	GBP	3,850,159	USD	3,811,803	$38,356
J.P. Morgan Chase & Co.	08/08/23	USD	846,590	AUD	839,799	6,791
J.P. Morgan Chase & Co.	08/07/23	USD	9,099,081	GBP	8,983,705	115,376
						$160,523

J.P. Morgan Chase & Co.	08/08/23	AUD	1,007,759	USD	1,012,337	$(4,578)
J.P. Morgan Chase & Co.	08/07/23	EUR	1,099,764	USD	1,112,216	(12,452)
J.P. Morgan Chase & Co.	08/07/23	GBP	3,721,821	USD	3,723,435	(1,614)
J.P. Morgan Chase & Co.	08/08/23	USD	29,137,827	AUD	29,426,557	(288,730)
J.P. Morgan Chase & Co.	08/07/23	USD	7,317,337	EUR	7,368,421	(51,084)
J.P. Morgan Chase & Co.	08/07/23	USD	17,134,505	GBP	17,325,716	(191,211)
						$(549,669)
						$(389,146)

TO-BE-ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

			Notional	Net Unrealized
Counterparty	Description	Maturity Date	Amount	Appreciation
Morgan Stanley	FNMA TBA 5.5 8/23	August 15, 2023	$260,493,435	$2,475,468
Morgan Stanley	FNMA TBA 6 8/23	August 15, 2023	105,720,837	550,839
TOTAL			$366,214,272	$3,026,307

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	RR Donnelley & Sons	(5.00)%	USD	6/20/28	2,434,000	$(106,852)	$153,219	$46,367
Buy	RR Donnelley & Sons	(5.00)%	USD	12/20/26	8,244,000	(382,103)	689,317	307,214
						$(488,955)	$842,536	$353,581

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index Series 40	(5.00)%	USD	6/20/28	130,750,000	$(5,275,403)	$3,981,438	$(1,293,965)
Buy	Markit iTraxx Europe Subordinated Financials Series 39	(1.00)%	EUR	6/20/28	45,000,000	869,022	(2,626,045)	(1,757,023)
						$(4,406,381)	$1,355,393	$(3,050,988)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	AT&T, Inc.	1.00%	USD	6/20/24	15,847,000	$65,119	$61,802	$3,317
Sell	BARC	AT&T, Inc. CDS USD SR 2Y 06/25	1.00%	USD	6/20/25	2,249,000	11,398	11,224	174
Sell	GSI	British American Tobacco PLC	1.00%	EUR	12/20/25	2,381,000	30,513	10,976	19,537

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER) (continued)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Britol-Myers Squibb	1.00%	USD	12/20/27	10,000,000	$295,786	$268,823	$26,963
Sell	MSCS	Britol-Myers Squibb	1.00%	USD	12/20/27	10,000,000	295,786	257,109	38,677
Sell	MSCS	Britol-Myers Squibb	1.00%	USD	6/20/28	18,119,000	565,294	532,715	32,579
Sell	JPM	Danone SA	1.00%	EUR	12/20/27	10,000,000	282,882	231,382	51,500
Sell	GSI	Danone SA	1.00%	EUR	12/20/27	5,739,000	162,346	107,323	55,023
Sell	MSCS	Danone SA	1.00%	EUR	12/20/27	1,264,000	35,756	28,008	7,748
Sell	GSI	Home Depot	1.00%	USD	12/20/27	7,604,000	231,115	199,799	31,316
Sell	BARC	IBM Corp.	1.00%	USD	12/20/27	20,642,000	240,969	202,764	38,205
Sell	GSI	International Business Machines	1.00%	USD	12/20/27	5,750,000	497,408	395,100	102,308
Sell	GSI	International Business Machines	1.00%	USD	6/20/27	5,750,000	133,743	111,480	22,263
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	6/20/28	5,393,000	64,244	28,380	35,864
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/27	29,774,000	846,781	755,898	90,883
Sell	MSCS	Pfizer, Inc.	1.00%	USD	12/20/27	7,325,000	208,325	178,314	30,011
Sell	GSI	Proctor & Gamble	1.00%	USD	12/20/27	22,172,000	657,377	561,400	95,977
Buy	BARC	RR Donnelley & Sons	(5.00)%	USD	12/20/27	1,628,000	(73,892)	(222,928)	149,036
Sell	MSCS	Sherwin-Williams Co.	1.00%	USD	12/20/27	2,039,000	32,244	4,376	27,868
Sell	MSCS	Southern Co.	1.00%	USD	6/20/26	847,000	15,133	14,141	992
Sell	MSCS	Target Corp	1.00%	USD	12/20/27	6,078,000	153,814	127,883	25,931
Sell	JPM	Target Corp	1.00%	USD	12/20/27	5,000,000	126,533	95,150	31,383
Sell	GSI	Target Corp	1.00%	USD	12/20/27	10,000,000	253,066	194,677	58,389
Sell	BARC	Unilever PLC	1.00%	EUR	12/20/27	5,747,000	193,691	152,846	40,845
Buy	BARC	Unisys Corp. CDS USD 5Y 6/28	(5.00)%	USD	6/20/28	286,000	32,427	38,292	(5,865)
Sell	MSCS	UnitedHealth Group, Inc.	1.00%	USD	12/20/27	19,068,000	495,213	419,378	75,835
Sell	MSCS	Verizon CDS USD 4Y 12/27	1.00%	USD	12/20/27	7,000,000	22,873	(4,885)	27,758
Sell	MSCS	Verizon Wireless	1.00%	USD	6/20/28	3,181,000	4,332	2,900	1,432
							$5,880,276	$(4,764,327)	$1,115,949

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	4imprint Group PLC	GBP	$(388,894)	4/29/24	SONIA	(40) bps	$(388,456)	$438
JPM	Aberdeen Diversified Income and Growth Trust PLC	GBP	102,533	10/2/23	SONIA	40 bps	105,729	3,196
JPM	Aberdeen New India Investment	GBP	615,769	12/18/23	SONIA	40 bps	622,367	6,598
JPM	Aberforth Smaller Companies Trust PLC	GBP	2,580,870	10/2/23	SONIA	40 bps	2,560,769	(20,101)
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	2,249,154	5/28/24	SONIA	40 bps	2,246,533	(2,621)
JPM	Alpha Financial Markets Consulting PLC	GBP	(5,744)	5/28/24	SONIA	(40) bps	(5,486)	258
JPM	Alten SA	EUR	(48,391)	5/28/24	ESTRON	(40) bps	(43,931)	4,460
JPM	Auction Technology Group PLC	GBP	(3,363)	8/27/24	SONIA	(40) bps	(3,312)	51
JPM	Baillie Gifford European Growth Trust PLC	GBP	508,186	10/2/23	SONIA	40 bps	509,761	1,575
JPM	Baillie Gifford UK Growth Trust PLC	GBP	4,557,037	10/5/23	SONIA	40 bps	4,562,305	5,268
JPM	Baillie Gifford US Growth Trus	GBP	7,952,605	12/18/23	SONIA	40 bps	8,020,659	68,054
JPM	Baker Steel Resources Trust, Ltd. TRS	GBP	184,161	6/3/24	SONIA	40 bps	181,915	(2,246)
JPM	Balfour Beatty PLC	GBP	(72,543)	5/28/24	SONIA	(40) bps	(71,359)	1,184
JPM	Barings Emerging Ord	GBP	240,628	6/10/24	SONIA	40 bps	247,847	7,219
JPM	Bellway PLC	GBP	(4,772)	8/27/24	SONIA	(40) bps	(4,721)	51
JPM	Big Technologies plc	GBP	(2,122)	8/27/24	SONIA	(40) bps	(2,015)	107
JPM	BioMerieux NPV	EUR	(181,008)	4/29/24	ESTRON	(80) bps	(179,244)	1,764
JPM	BlackRock Smaller Cos Trust PLC	GBP	2,739,408	12/18/23	SONIA	40 bps	2,722,550	(16,858)
JPM	Bloomsbury Pub	GBP	(34)	4/30/24	SONIA	(40) bps	(33)	1
JPM	Brown Advisory US Smaller Companies PLC	GBP	179,023	5/28/24	SONIA	40 bps	177,902	(1,121)
JPM	Bytes Technology Group PLC	GBP	(75,312)	5/28/24	SONIA	(40) bps	(75,532)	(220)
JPM	Card Factory PLC	GBP	(637)	8/27/24	SONIA	(40) bps	(620)	17
JPM	Central Asia Metals PLC	GBP	(2,675)	8/27/24	SONIA	(40) bps	(2,696)	(21)
JPM	Chemring Group PLC	GBP	(198,203)	4/30/24	SONIA	(40) bps	(193,427)	4,776
JPM	Clarkson PLC	GBP	(23,591)	5/28/24	SONIA	(40) bps	(23,095)	496
JPM	Computacenter PLC	GBP	(65,287)	5/24/24	SONIA	(40) bps	(63,381)	1,906
JPM	Conduit Holdings Ltd	GBP	(14,921)	8/27/24	SONIA	(40) bps	(14,754)	167

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	CQS Natural Resources Growth and Income PLC	GBP	$413,504	6/17/24	SONIA	40 bps	$420,473	$6,969
JPM	Crest Nicholson Holdings plc	GBP	(54,274)	8/27/24	SONIA	(40) bps	(52,741)	1,533
JPM	CVS Group PLC	GBP	(61,056)	5/28/24	SONIA	(40) bps	(60,997)	59
JPM	Dassault Systemes SE	EUR	(199,107)	4/29/24	ESTRON	(40) bps	(199,235)	(128)
JPM	Diploma PLC	GBP	(389,010)	4/29/24	SONIA	(40) bps	(392,403)	(3,393)
JPM	DiscoverIE Group PLC	GBP	(5,380)	4/30/24	SONIA	(40) bps	(5,294)	86
JPM	Dunelm Group PLC	GBP	(281,048)	4/29/24	SONIA	(40) bps	(283,762)	(2,714)
JPM	Edenred	EUR	(177,220)	4/29/24	ESTRON	(40) bps	(180,520)	(3,300)
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	16,697,442	10/2/23	SONIA	40 bps	16,653,959	(43,483)
JPM	Elis SA	EUR	(75,603)	5/28/24	ESTRON	(40) bps	(76,048)	(445)
JPM	Ergomed PLC	GBP	(37,650)	5/28/24	SONIA	(40) bps	(36,836)	814
JPM	Esker SA	EUR	(4,984)	8/26/24	ESTRON	(40) bps	(4,984)	–
JPM	European Opportunities Trust PLC	GBP	6,959,264	5/7/24	SONIA	40 bps	6,908,093	(51,171)
JPM	European Smaller Companies Trust PLC	GBP	5,018,889	10/2/23	SONIA	40 bps	4,972,561	(46,328)
JPM	Experian PLC	GBP	(111,408)	4/29/24	SONIA	(40) bps	(109,515)	1,893
JPM	Fidelity Emerging Markets, Ltd.	GBP	9,060,679	4/30/24	SONIA	40 bps	9,074,201	13,522
JPM	Future PLC	GBP	(50,946)	4/30/24	SONIA	(40) bps	(53,331)	(2,385)
JPM	Games Workshop Group PLC	GBP	(139,822)	4/29/24	SONIA	(40) bps	(139,344)	478
JPM	Gamma Communications PLC	GBP	(3,368)	4/30/24	SONIA	(40) bps	(3,356)	12
JPM	Genus PLC	GBP	(223,554)	4/29/24	SONIA	(40) bps	(221,751)	1,803
JPM	Grafton Group PLC	GBP	(131,249)	4/30/24	SONIA	(75) bps	(129,562)	1,687
JPM	Grifols SA	EUR	(173,697)	5/28/24	ESTRON	(40) bps	(175,671)	(1,974)
JPM	Henderson EuroTrust PLC	GBP	1,307,717	4/30/24	SONIA	40 bps	1,326,739	19,022
JPM	Henderson Opportunities Trust PLC	GBP	208,563	6/3/24	SONIA	40 bps	209,841	1,278
JPM	Henderson Smaller Companies Investment Trust PLC	GBP	271,341	12/18/23	SONIA	40 bps	268,157	(3,184)
JPM	Herald Investment Trust PLC	GBP	4,643,580	10/2/23	SONIA	40 bps	4,659,059	15,479
JPM	Hollywood Bowl Group PLC	GBP	(240)	5/28/24	SONIA	(100) bps	(231)	9
JPM	Hunting PLC	GBP	(12,322)	5/28/24	SONIA	(40) bps	(12,732)	(410)
JPM	IMI PLC	GBP	(113,916)	5/24/24	SONIA	(40) bps	(112,808)	1,108
JPM	Impax Asset Management Group PLC	GBP	(5,112)	4/30/24	SONIA	(40) bps	(4,967)	145
JPM	Inchcape PLC	GBP	(119,450)	4/29/24	SONIA	(40) bps	(115,431)	4,019
JPM	Intermediate Capital Group PLC	GBP	(215,273)	4/29/24	SONIA	(40) bps	(211,288)	3,985
JPM	Invesco Select Trust PLC TRS	GBP	30,897	6/3/24	SONIA	40 bps	30,800	(97)
JPM	Ipsos	EUR	(50,441)	5/28/24	ESTRON	(40) bps	(51,483)	(1,042)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	JPMorgan European Discovery Trust PLC	GBP	$34,619,484	10/2/23	SONIA	40 bps	$34,619,484	$–
JPM	JPMorgan Mid Cap Investment Trust PLC	GBP	2,828,850	10/2/23	SONIA	40 bps	2,792,505	(36,345)
JPM	JPMorgan UK Smaller Companies Investment Trust PLC	GBP	279,669	12/18/23	SONIA	40 bps	281,703	2,034
JPM	Kainos Group PLC	GBP	(18,871)	8/27/24	SONIA	(40) bps	(19,031)	(160)
JPM	Kering SA	EUR	(216,851)	4/30/24	ESTRON	(40) bps	(211,282)	5,569
JPM	Keystone Positive Change Investment Trust PLC	GBP	2,844,082	4/30/24	SONIA	40 bps	2,831,271	(12,811)
JPM	Lookers PLC	GBP	(65,245)	8/27/24	SONIA	(40) bps	(66,304)	(1,059)
JPM	Magellan Global Fund NPV	AUD	2,243,478	7/15/24	RBACOR	45 bps	2,277,063	33,585
JPM	Man Group PLC	GBP	(154,872)	4/29/24	SONIA	(40) bps	(157,443)	(2,571)
JPM	Mercantile Investment Trust PLC	GBP	9,955,652	10/2/23	SONIA	40 bps	9,906,609	(49,043)
JPM	MFF Capital Investments, Ltd.	AUD	691,381	7/15/24	RBACOR	45 bps	706,091	14,710
JPM	Middlefield Canadian Income PLC	GBP	1,741	5/3/24	SONIA	40 bps	1,733	(8)
JPM	Morgan Advanced Materials PLC	GBP	(1,165)	5/28/24	SONIA	(40) bps	(1,156)	9
JPM	Morgan Sindall Group PLC	GBP	(13,383)	5/28/24	SONIA	(40) bps	(13,149)	234
JPM	NB Global Corporate NPV	AUD	411,080	7/15/24	RBACOR	45 bps	409,653	(1,427)
JPM	Next Fifteen Communications Group PLC	GBP	(183)	4/29/24	SONIA	(40) bps	(179)	4
JPM	Ocado Group PLC	GBP	(326,315)	5/28/24	SONIA	(40) bps	(321,451)	4,864
JPM	Oxford Instruments PLC	GBP	(381,260)	4/29/24	SONIA	(40) bps	(368,219)	13,041
JPM	Oxford Nanopore Technologies PLC	GBP	(229,229)	5/28/24	SONIA	(40) bps	(228,882)	347
JPM	Pagegroup PLC	GBP	(411)	8/27/24	SONIA	(40) bps	(406)	5
JPM	Pengana Intrnational Equities NPV	AUD	205,769	7/15/24	RBACOR	45 bps	206,739	970
JPM	Polar Capital Technology Trust PLC	GBP	5,465,015	4/30/24	SONIA	40 bps	5,536,766	71,751
JPM	Polestar Automotive Holding UK PLC	USD	2,941,340	12/26/23	OBFR	(700) bps	3,122,560	181,220
JPM	QinetiQ Group PLC	GBP	(234,792)	4/29/24	SONIA	(40) bps	(219,922)	14,870
JPM	Reach PLC	GBP	(88)	8/27/24	SONIA	(40) bps	(88)	–
JPM	Redrow PLC	GBP	(4,578)	8/27/24	SONIA	(40) bps	(4,525)	53
JPM	River & Mercantile UK Micro Cap Investment Company Ltd.	GBP	860,175	12/18/23	SONIA	40 bps	863,182	3,007
JPM	Samsung Electronics Co., Ltd.	USD	(85,287)	5/24/24	OBFR	(40) bps	(83,021)	2,266
JPM	Schiehallion Fund, Ltd.	USD	46,720	5/7/24	OBFR	40 bps	47,934	1,214

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

July 31, 2023

TOTAL RETURN SWAP CONTRACTS(a) (continued)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	Schroder UK Mid Cap Fund PLC	GBP	$329,296	3/15/24	SONIA	40 bps	$331,656	$2,360
JPM	Schroders Capital Global Innovation Trust	GBP	11,754	4/30/24	SONIA	40 bps	12,103	349
JPM	Scottish Mortgage Investment Trust PLC	GBP	13,225,358	4/30/24	SONIA	40 bps	13,648,273	422,915
JPM	SEB SA	EUR	(3,371)	8/26/24	ESTRON	(40) bps	(3,473)	(102)
JPM	Senior PLC	GBP	(1,637)	8/27/24	SONIA	(40) bps	(1,595)	42
JPM	Soitec	EUR	(133,107)	5/24/24	ESTRON	(40) bps	(132,811)	296
JPM	Spie SA	EUR	(70,893)	5/28/24	ESTRON	(40) bps	(69,467)	1,426
JPM	SSP Group Plc	GBP	(155)	8/27/24	SONIA	(40) bps	(152)	3
JPM	Telecom Plus PLC	GBP	(52,450)	4/29/24	SONIA	(40) bps	(52,576)	(126)
JPM	Templeton EM Investment Trust PLC TRS	GBP	3,096,470	6/19/24	SONIA	40 bps	3,153,964	57,494
JPM	Verallia SA	EUR	(69,641)	5/28/24	ESTRON	(70) bps	(72,971)	(3,330)
JPM	Vesuvius PLC	GBP	(25,846)	4/30/24	SONIA	(40) bps	(25,151)	695
JPM	VGI Partners Global Investment NPV	AUD	534,404	7/15/24	RBACOR	45 bps	543,835	9,431
JPM	WAM Global, Ltd NPV	AUD	353,331	7/15/24	RBACOR	45 bps	356,001	2,670
JPM	Watches of Switzerland Group PLC	GBP	(166,684)	4/29/24	SONIA	(40) bps	(172,050)	(5,366)
JPM	WH Smith PLC	GBP	(10,037)	8/27/24	SONIA	(40) bps	(9,944)	93
JPM	Wise PLC	GBP	(22,206)	5/28/24	SONIA	(40) bps	(22,502)	(296)
JPM	Workspace Group PLC	GBP	(125)	8/27/24	SONIA	(40) bps	(121)	4
							$142,167,122	$713,132

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in USD equivalent.

Investments in Securities at fair value	Level 1 - Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds	$–	$45,472,541	$–	$45,472,541
Senior Loans	–	25,304,274	–	25,304,274
Common Stock	13,222,668	3,764,529	6,271,120	23,258,317
Collateralized Mortgage Obligations	–	1,539,167	–	1,539,167
Convertible Corporate Bond	–	3,758,657	–	3,758,657
Closed End Funds	115,171,648	–	–	115,171,648
Special Purpose Acquisition Companies	36,530,860	–	267,043	36,797,903
Preferred Stock	–	–	2,141,510	2,141,510
Sovereign Debt Obligations	–	11,334,332	–	11,334,332
Participation Agreement	–	–	2,320,000	2,320,000
Private Fund	–	–	–	33,604,679 *
Options	662,370	–	–	662,370
Secured Second Lien	–	592,404	–	592,404
Unit Trust	25,084,693	–	–	25,084,693
Warrants	647,192	35,080	74,037	756,309
Rights	188,317	1,165	–	189,482
Short Term Investments	871,886	–	–	871,886
Total	$192,379,634	$91,802,149	$11,073,710	$328,860,172

Securities sold short, at fair value	Level 1 - Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock	$(26,916,532)	$–	$–	$(26,916,532)
Exchange Traded Funds	(9,752,400)	–	–	(9,752,400)
Sovereign Debt Obligations**	(178,320,100)	–	–	(178,320,100)
Preferred Stock	(45,600)	–	–	(45,600)
Total	$(215,034,632)	$–	$–	$(215,034,632)

Derivative contracts, at fair value	Level 1 - Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets
Total Return Swaps	$–	$1,029,018	$–	$1,029,018
Over the Counter Credit Default Swaps	–	5,954,168	–	5,954,168
Centrally Cleared Credit Default Swaps	–	869,022	–	869,022
Forward Foreign Currency Contracts	–	160,523	–	160,523
TBA MBS forward contracts	–	3,026,307	–	3,026,307
Total Assets	$–	$11,039,038	$–	$11,039,038
Liabilities
Over the Counter Credit Default Swaps	$–	$(73,892)	$–	$(73,892)
Centrally Cleared Credit Default Swaps	–	(5,764,358)	–	(5,764,358)
Total Return Swaps	–	(315,886)	–	(315,886)
Futures Contracts	(5,738,446)	–	–	(5,738,446)
Forward foreign currency contracts	–	(549,669)	–	(549,669)
Total Liabilities	$(5,738,446)	$(6,703,805)	$–	$(12,442,251)

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

**	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.